Angel Oak High Yield Opportunities ETF
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 4.83%
Automobile ― 2.59%
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class E, 8.930% (SOFR30A + 3.600%), 12/26/2031 (a)(b)	$193,130	$193,909
CPS Auto Trust, Series 2024-B, Class E, 8.360%, 11/17/2031 (a)	200,000	200,005
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	200,000	211,911
GLS Auto Receivables Trust, Series 2024-1A, Class E, 7.940%, 10/15/2030 (a)	100,000	98,648
Lendbuzz Securitization Trust, Series 2023-3A, Class B, 9.170%, 4/16/2029 (a)	200,000	206,710
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	200,000	201,865
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class E, 8.000%, 4/15/2032 (a)	200,000	198,154
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	350,000	350,353
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.000%, 5/15/2026 (a)	210,757	210,149
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.450%, 6/15/2028 (a)	100,000	104,503
		1,976,207
Consumer ― 2.00%
Affirm, Inc., Series 2023-B, Class E, 11.320%, 9/15/2028 (a)	200,000	201,494
Affirm, Inc., Series 2024-A, Class E, 9.170%, 2/15/2029 (a)	100,000	99,824
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	200,000	199,258
Pagaya AI Debt Selection Trust, Series 2024-1, Class D, 9.000%, 7/15/2031 (a)	199,950	194,063
Pagaya AI Debt Selection Trust, Series 2024-2, Class D, 9.000%, 8/15/2031 (a)	150,000	144,676
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	200,000	201,486
Purchasing Power Funding, Series 2024-A, Class E, 10.180%, 8/15/2028 (a)	200,000	201,799
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)	200,000	191,560
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	100,000	100,448
		1,534,608
Equipment ― 0.25%
Octane Receivables Trust, Series 2024-1A, Class E, 7.820%, 8/20/2031 (a)	200,000	192,114
TOTAL ASSET-BACKED SECURITIES (Cost ― $3,670,239)		$3,702,929

Corporate Obligations ― 68.76%
Basic Materials ― 5.93%
Axalta Coating Systems Dutch Holding B BV, 7.250%, 2/15/2031 (a)	250,000	255,503
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	400,000	395,936
Cleveland-Cliffs, Inc., 6.750%, 4/15/2030 (a)	500,000	491,356
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,000,000	941,893
Hecla Mining Co., 7.250%, 2/15/2028	500,000	500,502
Mercer International, Inc., 5.125%, 2/1/2029	750,000	657,167
Methanex Corp., 5.250%, 12/15/2029	500,000	474,445
NOVA Chemicals Corp., 8.500%, 11/15/2028 (a)	200,000	210,461
Rain Carbon, Inc., 12.250%, 9/1/2029 (a)	100,000	104,434
Taseko Mines Ltd., 8.250%, 5/1/2030 (a)	500,000	508,378
		4,540,075
Communications ― 6.17%
Cars.com, Inc., 6.375%, 11/1/2028 (a)	500,000	476,738
CMG Media Corp., 8.875%, 12/15/2027 (a)	250,000	136,678
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	500,000	434,636
CSC Holdings LLC, 5.500%, 4/15/2027 (a)	500,000	410,315
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (a)	542,000	322,916
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,000,000	933,008
Gray Television, Inc., 5.375%, 11/15/2031 (a)	1,000,000	601,697
Lamar Media Corp., 4.875%, 1/15/2029	250,000	237,100
Nexstar Media, Inc., 5.625%, 7/15/2027 (a)	250,000	235,234
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (a)	250,000	238,180
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	300,000	291,765
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	250,000	241,548
Urban One, Inc., 7.375%, 2/1/2028 (a)	200,000	163,191
		4,723,006
Consumer, Cyclical ― 8.83%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	333,333	329,720
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	903,522
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (a)	250,000	240,091
Caesars Entertainment, Inc., 6.500%, 2/15/2032 (a)	100,000	98,643
Carnival Corp., 6.000%, 5/1/2029 (a)	350,000	339,370
Clarios Global LP, 6.750%, 5/15/2025 (a)	226,000	226,489
FirstCash, Inc., 4.625%, 9/1/2028 (a)	500,000	462,410
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	454,126
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	500,000	469,463
Installed Building Products, Inc., 5.750%, 2/1/2028 (a)	100,000	96,973
LCM Investments Holdings II LLC, 8.250%, 8/1/2031 (a)	100,000	103,990
Lithia Motors, Inc., 4.625%, 12/15/2027 (a)	250,000	235,871
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	463,189
NCL Corp. Ltd., 5.875%, 3/15/2026 (a)	300,000	294,494
New Red Finance, Inc., 4.375%, 1/15/2028 (a)	250,000	233,001
Phinia, Inc., 6.750%, 4/15/2029 (a)	100,000	100,471
Sally Holdings LLC / Sally Capital, Inc., 6.750%, 3/1/2032	600,000	582,600
STL Holding Co. LLC, 8.750%, 2/15/2029 (a)	450,000	462,592
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	100,000	88,920
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 6/1/2028 (a)	100,000	89,606
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	500,000	483,709
		6,759,250
Consumer, Non-cyclical ― 7.89%
Arrow Bidco LLC, 10.750%, 6/15/2025 (a)	470,000	486,450
B&G Foods, Inc., 8.000%, 9/15/2028 (a)	200,000	207,505
CPI CG, Inc., 8.625%, 3/15/2026 (a)	339,000	337,673
Korn Ferry, 4.625%, 12/15/2027 (a)	250,000	237,245
Matthews International Corp., 5.250%, 12/1/2025 (a)	250,000	244,919
Medline Borrower LP, 5.250%, 10/1/2029 (a)	500,000	465,882
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	100,000	93,392
Performance Food Group, Inc., 4.250%, 8/1/2029 (a)	500,000	448,466
Post Holdings, Inc., 6.250%, 2/15/2032 (a)	250,000	247,720
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	250,000	227,933
Select Medical Corp., 6.250%, 8/15/2026 (a)	500,000	500,535
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	250,000	216,639
Sotheby's, 7.375%, 10/15/2027 (a)	300,000	279,889
Sotheby's / Bidfair Holdings, Inc., 5.875%, 6/1/2029 (a)	500,000	417,505
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	221,076
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	480,458
US Foods, Inc., 7.250%, 1/15/2032 (a)	200,000	204,501
VT Topco, Inc., 8.500%, 8/15/2030 (a)	700,000	725,822
		6,043,610
Diversified ― 0.82%
Stena International SA, 7.250%, 1/15/2031 (a)	625,000	627,919

Energy ― 16.26%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (a)	1,250,000	1,224,495
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.625%, 2/1/2032 (a)	100,000	99,783
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	700,000	698,979
Borr IHC Ltd. / Borr Finance LLC, 10.375%, 11/15/2030 (a)	200,000	208,492
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (a)	600,000	576,525
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	200,000	192,461
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	499,597
Comstock Resources, Inc., 6.750%, 3/1/2029 (a)	100,000	95,362
Comstock Resources, Inc., 5.875%, 1/15/2030 (a)	100,000	91,180
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	250,000	253,302
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)(c)	400,000	174,524
Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/2029	275,000	279,159
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	250,000	265,706
Helix Energy Solutions Group, Inc., 9.750%, 3/1/2029 (a)	250,000	266,429
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (a)	900,000	865,412
Kinetik Holdings LP, 5.875%, 6/15/2030 (a)	250,000	241,904
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	163,000	161,157
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	479,182
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	487,994
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	1,000,000	947,046
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	500,000	444,572
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	502,994
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (a)	500,000	470,934
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	749,980
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	218,339
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	206,314
Venture Global LNG, Inc., 8.375%, 6/1/2031 (a)	700,000	718,901
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (a)	1,009,000	1,025,304
		12,446,027
Financial ― 11.96%
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	500,000	499,912
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	500,000	498,476
Freedom Mortgage Holdings LLC, 9.250%, 2/1/2029 (a)	100,000	100,824
GGAM Finance Ltd., 8.000%, 2/15/2027 (a)	500,000	513,763
GGAM Finance Ltd., 6.875%, 4/15/2029 (a)	450,000	451,229
Global Aircraft Leasing Co. Ltd., 6.500% Cash or 7.250% PIK, 9/15/2024 (a)	449,338	424,800
goeasy Ltd., 4.375%, 5/1/2026 (a)	500,000	479,412
goeasy Ltd., 9.250%, 12/1/2028 (a)	200,000	211,605
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	750,000	699,671
Jefferson Capital Holdings LLC, 9.500%, 2/15/2029 (a)	200,000	203,699
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	400,000	307,182
LPL Holdings, Inc., 4.625%, 11/15/2027 (a)	500,000	476,570
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/2029 (a)	200,000	209,444
Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031 (a)	200,000	200,359
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	335,903
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	650,000	637,870
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	250,000	251,482
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	250,000	227,165
PRA Group, Inc., 7.375%, 9/1/2025 (a)	250,000	249,057
PRA Group, Inc., 5.000%, 10/1/2029 (a)	500,000	414,077
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (a)	500,000	336,070
RHP Hotel Properties LP / RHP Finance Corp., 6.500%, 4/1/2032 (a)	300,000	294,333
StoneX Group, Inc., 7.875%, 3/1/2031 (a)	500,000	506,722
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	500,000	465,011
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (a)	200,000	160,543
		9,155,179
Industrial ― 9.84%
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (a)	500,000	496,598
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	250,000	247,211
Builders FirstSource, Inc., 5.000%, 3/1/2030 (a)	250,000	234,343
Builders FirstSource, Inc., 6.375%, 3/1/2034 (a)	500,000	491,328
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	500,000	452,552
Coherent Corp., 5.000%, 12/15/2029 (a)	500,000	461,884
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	216,250
EquipmentShare.com, Inc., 9.000%, 5/15/2028 (a)	500,000	515,215
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (a)	250,000	258,558
Genesee & Wyoming, Inc., 6.250%, 4/15/2032 (a)	300,000	299,026
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	300,000	251,983
Knife River Holding Co., 7.750%, 5/1/2031 (a)	500,000	519,730
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (a)	100,000	90,625
Moog, Inc., 4.250%, 12/15/2027 (a)	250,000	233,578
Mueller Water Products, Inc., 4.000%, 6/15/2029 (a)	300,000	271,763
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	225,000	225,252
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	200,000	180,590
Sealed Air Corp./Sealed Air Corp. US, 7.250%, 2/15/2031 (a)	100,000	101,897
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	430,701
Sensata Technologies BV, 5.875%, 9/1/2030 (a)	250,000	241,514
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	250,000	242,318
Summit Materials LLC / Summit Materials Finance Corp., 7.250%, 1/15/2031 (a)	100,000	102,832
Vertiv Group Corp., 4.125%, 11/15/2028 (a)	500,000	463,374
XPO, Inc., 7.125%, 6/1/2031 (a)	500,000	502,952
		7,532,074
Utilities ― 1.06%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (a)	250,000	226,875
Pike Corp., 8.625%, 1/31/2031 (a)	225,000	236,027
Vistra Operations Co. LLC, 7.750%, 10/15/2031 (a)	100,000	102,622
Vistra Operations Co. LLC, 6.875%, 4/15/2032 (a)	250,000	249,538
		815,062
TOTAL CORPORATE OBLIGATIONS (Cost ― $55,939,736)		$52,642,202

Residential Mortgage-Backed Securities ― 20.20%
A&D Mortgage LLC, Series 2024-NQM1, Class B1, 8.594%, 2/25/2069 (a)(d)	1,000,000	1,001,256
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.910%, 2/25/2064 (a)	1,000,000	993,604
COLT Mortgage Loan Trust, Series 2022-7, Class B1, 6.286%, 4/25/2067 (a)(d)	1,000,000	930,422
COLT Mortgage Loan Trust, Series 2024-1, Class B1, 7.827%, 2/25/2069 (a)(d)	1,000,000	991,457
GCAT Trust, Series 2023-NQM2, Class B1, 6.974%, 11/25/2067 (a)(d)	850,000	813,558
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.042%, 8/25/2049 (a)(d)	511,534	301,385
Home RE Ltd., Series 2021-2, Class B1, 9.480% (SOFR30A + 4.150%), 1/25/2034 (a)(b)	800,000	807,827
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.823%, 7/25/2050 (a)(d)	702,983	574,289
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.838%, 8/25/2050 (a)(d)	699,207	571,479
Oaktown Re Ltd., Series 2021-2, Class B1, 9.730% (SOFR30A + 4.400%), 4/25/2034 (a)(b)	1,000,000	1,028,363
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	765,000	695,291
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (a)	500,000	429,315
PRPM LLC, Series 2024-2, Class A2, 10.037%, 3/25/2029 (a)(e)	500,000	502,281
PRPM LLC, Series 2024-RCF1, Class M2, 4.000%, 1/25/2054 (a)(e)	1,000,000	792,991
Radnor RE Ltd., Series 2021-2, Class B1, 11.330% (SOFR30A + 6.000%), 11/25/2031 (a)(b)	750,000	796,165
Radnor RE Ltd., Series 2021-1, Class M2, 8.480% (SOFR30A + 3.150%), 12/27/2033 (a)(b)	750,000	752,999
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(d)	1,000,000	796,993
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(d)	726,000	516,052
Verus Securitization Trust, Series 2023-INV1, Class B1, 7.590%, 2/25/2068 (a)(d)	750,000	727,945
Verus Securitization Trust, Series 2023-3, Class B1, 7.914%, 3/25/2068 (a)(d)	450,000	446,119
Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/2069 (a)(d)	1,000,000	996,132
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $15,158,028)		$15,465,923

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.06%
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.330% (SOFR30A + 5.000%), 8/25/2033 (a)(b)	750,000	810,000
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $645,350)		$810,000

Short-Term Inestments ― 4.81%	Shares
Money Market Funds ― 4.81%
First American Government Obligations Fund, Class U, 5.244% (f)	3,682,121	3,682,121
TOTAL SHORT-TERM INVESTMENTS (Cost ― $3,682,121)		$3,682,121
TOTAL INVESTMENTS ― 99.66% (Cost ― $79,095,474)		$76,303,175
Other Assets in Excess of Liabilities ― 0.34%		258,138
NET ASSETS ― 100.00%		$76,561,313

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
PIK:	Payment In-Kind

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$65,662,105 or 85.76% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2024.

(c)	Security identified as in default as to the payment of interest. Income is not being accrued.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(f)	Rate disclosed is the seven day yield as of April 30, 2024.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$3,702,929	$-	$3,702,929
Corporate Obligations	-	52,642,202	-	52,642,202
Residential Mortgage-Backed Securities	-	15,465,923	-	15,465,923
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	810,000	-	810,000
Short-Term Investments	3,682,121	-	-	3,682,121
Total	$3,682,121	$72,621,054	$-	$76,303,175

See the Schedule of Investments for further disaggregation of investment categories. For the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.